Cover Page	May 05, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 05, 2020
Entity Registrant Name	WESTERN MIDSTREAM PARTNERS, LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35753
Entity Tax Identification Number	46-0967367
Entity Address, Address Line One	9950 Woodloch Forest Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	832
Local Phone Number	636-1009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common units
Trading Symbol	WES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001423902
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	1201 Lake Robbins Drive
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380